EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Earnings:
Profit for the purpose of basic and diluted earnings per share calculation	¥ 52,688	$ 7,663	¥ 24,677	¥ 637
Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984	44,647,455,984	44,647,455,984
Effect of dilutive potential ordinary shares under the share option schemes	8,566,982	8,566,982	4,101,969	11,684,504
Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,656,022,966	44,656,022,966	44,651,557,953	44,659,140,488
Earnings per share:
Basic (RMB Yuan) | (per share)	¥ 1.18	$ 0.17	¥ 0.55	¥ 0.01
Diluted (RMB Yuan) | (per share)	¥ 1.18	$ 0.17	¥ 0.55	¥ 0.01